Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Equity
Purchase additional interest in business acquired		25.00%
Equity adjustment on acquisition of additional in Sinovac Dalian	1.53%	25.00%